Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Schedule of Stock Options
Year Ended September 30, 2019
Balance on September 30, 2018	—
New Awards	1,100,000
Options Cancelled	—
Balance at September 30, 2019	1,100,000

Year Ended September 30, 2020
Balance on September 30, 2019	1,100,000
New Awards	620,000
Options Cancelled	(920,000)
Balance at September 30, 2020	800,000

Schedule of Warrant Activity

Warrant activity for the years ended September 30, 2020 and 2019 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2018	25,015,866	$1.27	5.83
Granted	—	—	—
Exercised	—	—	—
Canceled/Forfeited	(725,000)	4.50	—
Outstanding at September 30, 2019	24,290,866	1.14	4.84
Granted	—	—	—
Exercised	—	—	—
Canceled/Forfeited	(544,000)	2.11	—
Outstanding at September 30, 2020	23,746,866	$1.12	3.74